INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 80,196	$ 51,357
Changes resulting from:
Property acquisitions	7,043	33,441
Capital expenditures	2,769	2,283
Accounting policy change	726	0
Property dispositions	(779)	(4,566)
Fair value gains, net	858	1,246
Foreign currency translation	141	(1,508)
Transfers between commercial properties and commercial developments	0	0
Impact of deconsolidation due to loss of control		0
Reclassifications of assets held for sale and other changes	(3,944)	(2,057)
Balance, end of year	75,511	80,196	$ 51,357
Current lease liabilities	43
Non-current lease liabilities	889
Accounts payable and other
Changes resulting from:
Current lease liabilities	38
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	714
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	76,014	48,780
Changes resulting from:
Property acquisitions	6,797	31,783
Capital expenditures	1,540	1,098
Accounting policy change	704	0
Property dispositions	(742)	(4,115)
Fair value gains, net	301	784	347
Foreign currency translation	69	(1,387)
Transfers between commercial properties and commercial developments	354	1,123
Impact of deconsolidation due to loss of control	(10,701)	0
Reclassifications of assets held for sale and other changes	(2,771)	(2,052)
Balance, end of year	71,565	76,014	48,780
Right-of-use assets	720
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	4,182	2,577
Changes resulting from:
Property acquisitions	246	1,658
Capital expenditures	1,229	1,185
Accounting policy change	22	0
Property dispositions	(37)	(451)
Fair value gains, net	557	462	202
Foreign currency translation	72	(121)
Transfers between commercial properties and commercial developments	(354)	(1,123)
Impact of deconsolidation due to loss of control	(798)	0
Reclassifications of assets held for sale and other changes	(1,173)	(5)
Balance, end of year	3,946	$ 4,182	$ 2,577
Right-of-use assets	$ 32